Mortgages and pledges (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortages and pledges [abstract]
Carrying value property, plant and equipment related to mortgages and loans	€ 28,526	€ 12,594	€ 7,479
Total outstanding mortgages and pledges	85,186	32,362	12,028
Pledges on business goodwill	29,000	4,491	3,491
Current and other fixed assets pledges as security	€ 9,131	€ 0	€ 0